8. Derivative Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Fair value at the commitment date - convertible debt	$ 4,892,234	$ 4,892,234	$ 4,892,234
Fair value at the commitment date - warrants	677,214	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(404,382)	(404,382)	(214,769)
Extinguishment of Derivative Liability-Conversion of Interest to Shares	(209,604)	(209,604)	0
Fair value mark to market adjustment - stock options	105,624	108,548	(25,614)
Fair value mark to market adjustment - convertible debt	16,676,856	18,172,030	(174,606)
Fair value mark to market adjustment - warrants	423,032	432,770	(13,701)
Totals	$ 22,160,974	$ 22,668,810	$ 5,140,758